15. Related Party Transactions (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Management fees	$ 0	$ 12,500
Accounts payable - related party	24,764	8,100
John Power [Member]
Management fees	0	20,000
Management fees payable	27,500	27,500
Interest expense	12,357	382
Accounts payable - related party	24,764
Expenses charged to credit cards	125,945
Expenses charged to credit card repaid	101,181
Martinez [Member]
Management fees	40,000	0
Management fees payable	$ 28,000	$ 0